Cash and cash equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 6 – Cash and cash equivalents

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Cash in hand	$262	$-
Cash at bank	$91,994	$693,456
Fixed deposit with licensed bank	$18,159	$19,168
Total cash and cash equivalent	$110,415	$712,624

As at June 30, 2022 and December 31, 2021, the Company recorded cash and cash equivalents of $ 110,415 and $ 712,624 respectively which consists of cash on hand, bank balances and fixed deposit with licensed bank.

Note 6 – Cash and cash equivalents

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Cash at bank	$693,456	$2,234
Fixed deposit with licensed bank	$19,168	$-
Total cash and cash equivalent	$712,624	$2,234

As at December 31, 2021 and December 31, 2020, the Company recorded cash and cash equivalents of $ 712,624 and $ 2,234 respectively which consists of cash on hand, bank balances and fixed deposit with licensed bank.